Financial instruments - Derivatives, cash flow and credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Financial instruments
Maximum credit exposure	€ 2,513	€ 19,714
Derivatives - cash flow hedging instruments | Less than 1 year
Financial instruments
Cash flow from derivative financial instruments	(2,377)	87
Derivatives - cash flow hedging instruments | 1 - 3 years
Financial instruments
Cash flow from derivative financial instruments	(50)	58
Derivatives not designated as hedging instruments | Less than 1 year
Financial instruments
Cash flow from derivative financial instruments	€ (8,356)	€ (689)